Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 511	$ 564	$ 538
Interest Received	12	19	31
Income Taxes Paid	$ 17	$ 116	$ 12